Other current assets (Tables)	12 Months Ended
Dec. 31, 2017
Other current assets
Summary of other current assets

Other current assets
in € THOUS
	2017	2016
Other taxes receivable	90,808	75,736
Leases receivable	58,336	54,533
Income taxes receivable	56,468	52,138
Prepaid rent	52,251	54,448
Payments on account	51,282	84,004
Receivables for supplier rebates	48,222	47,592
Prepaid insurance	20,629	16,593
Deposit / Guarantee / Security	15,465	15,096
Derivatives	11,810	39,761
Available for sale financial assets	3,484	250,745
Insurance recoveries	—	208,709
Other	254,031	237,691

Other current assets	662,786	1,137,046